Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended			12 Months Ended
	Dec. 31, 2020	Mar. 31, 2020	Feb. 28, 2019	Dec. 31, 2021	Dec. 31, 2020	Jan. 31, 2021
Class of Warrant or Right [Line Items]
Warrants to purchase shares of common stock	1,937,260			16,877,907	1,937,260
Issuance of equity classified warrants				$ 1	$ 112
Changes in the fair value of warrants				$ 879
2019 SVB Common Stock Warrant
Class of Warrant or Right [Line Items]
Warrants to purchase shares of common stock			28,338
Exercise price			$ 0.24
2020 SVB Common Stock Warrant
Class of Warrant or Right [Line Items]
Warrants to purchase shares of common stock		279,974
Exercise price		$ 0.40
2020 JPM Common Stock Warrant
Class of Warrant or Right [Line Items]
Warrants to purchase shares of common stock	377,837				377,837
Exercise price	$ 0.42				$ 0.42
Public Warrant
Class of Warrant or Right [Line Items]
Warrants to purchase shares of common stock				14,325,000
Exercise price				$ 11.50
Issuance of equity classified warrants				$ 23,600
Changes in the fair value of warrants				$ 12,600
Finback Common Stock Warrants 2021
Class of Warrant or Right [Line Items]
Warrants to purchase shares of common stock						2,552,913
Exercise price						$ 0.42
Maximum | 2019 SVB Common Stock Warrant
Class of Warrant or Right [Line Items]
Issuance of equity classified warrants			$ 100
Maximum | 2020 SVB Common Stock Warrant
Class of Warrant or Right [Line Items]
Issuance of equity classified warrants		$ 100
Maximum | 2020 JPM Common Stock Warrant
Class of Warrant or Right [Line Items]
Issuance of equity classified warrants	$ 100